TAXES ON INCOME (Details Narrative) - Mer Telemanagement Solutions Ltd [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating Loss Carryforwards [Line Items]
Corporate tax rate	23.00%	23.00%	23.00%
Domestic Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Available carryforward tax losses	$ 26,000
Capital loss carryforwards	507
Foreign Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Available carryforward tax losses	607
Vexigo [Member]
Operating Loss Carryforwards [Line Items]
Available carryforward tax losses	636
M T S Integra R A K [Member]
Operating Loss Carryforwards [Line Items]
Available carryforward tax losses	$ 636